Notes to the consolidated statements of income - Cost of materials (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to the consolidated statements of income
Cost of raw materials, supplies and purchased components	€ 4,399,968,000	€ 4,305,683,000	€ 3,696,528,000
Cost of purchased services	460,782,000	450,417,000	414,289,000
Cost of materials	€ 4,860,750,000	€ 4,756,100,000	€ 4,110,817,000